Finance Lease Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Maturity Analysis of Finance Lease Receivable	The value of the finance lease receivable is comprised of the following:

	Minimum lease payments and unguaranteed residual value		Present value of minimum lease payments and unguaranteed residual value

	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
Less than one year	$22,628	$16,420	$20,965	$15,248
Between one and five years	91,057	64,739	68,228	49,546
Later than five years	84,454	62,827	49,979	38,564

	$198,139	$143,986	$139,172	$103,358
Less: Unearned finance income	(58,967)	(40,628)	—	—

	$139,172	$103,358	$139,172	$103,358

The value of the finance lease receivable is comprised of the following:

	Minimum lease payments		Present value of minimum lease payments
December 31,	2021	2020	2021	2020
Less than one year	$16,420	$3,047	$15,248	$2,928
Between one and five years	64,739	42,129	49,546	34,020
Later than five years	62,827	45,445	38,564	27,326

	$143,986	$90,621	$103,358	$64,274
Less: unearned finance income	(40,628)	(26,347)	—	—

	$103,358	$64,274	$103,358	$64,274

Summary of Reconciliation of Finance Lease

	June 30, 2022	December 31, 2021
Balance, January 1	$103,358	$64,274
Additions	38,947	40,154
Interest income	5,872	5,417
Billings and payments	(11,487)	(6,597)
Currency translation effects	2,482	110

	$139,172	$103,358

During the three and six months ended June 30, 2022, the Company recognized nil and $6.6 million of selling profit related to the commencement of finance leases (June 30, 2021 – nil). Additionally, the Company recognized $3.0 million and $5.9 million of interest income on the finance lease receivable (June 30, 2021 – $1.1 million and $2.3 million). Income related to variable lease payments was nominal during the three and six months ended June 30, 2022 and 2021.

December 31,	2021	2020
Balance, January 1	$64,274	$900
Additions	40,154	64,270
Interest income	5,417	80
Billings and payments	(6,597)	(639)
Currency translation effects	110	(337)

	$103,358	$64,274

During the year ended December 31, 2021, the Company recognized $6.2 million of selling profit related to the commencement of finance leases (December 31, 2020 – $14.7 million; December 31, 2019 – nil). Additionally, during the twelve months ended 2021, the Company recognized $5.4 million of interest income on the finance lease receivable (December 31, 2020 – $0.1 million; December 31, 2019 – $0.1 million). Income related to variable lease payments was nominal during the years ended December 31, 2021, 2020, and 2
0
19.